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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

                   SUPPLEMENT DATED DECEMBER 10, 2007 TO THE
                         PROSPECTUSES DATED MAY 1, 2007
                                      FOR
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                                      AND
                   MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)

This supplement updates the Prospectuses for Merrill Lynch Investor Choice Annuity(SM) (Investor Series) and Merrill Lynch Investor Choice Annuity(SM) (IRA Series) issued by Merrill Lynch Life Insurance Company ("MLLIC"). Please retain this supplement with your Prospectus for your reference.

Please make the following changes to the "GUARANTEED MINIMUM WITHDRAWAL BENEFIT" section:

   - In the subsection "WHEN MAY I TAKE WITHDRAWALS?," please delete the second paragraph in its entirety and replace with the following:

   "In order to receive your guaranteed payments, you must request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals, the Guaranteed Lifetime Amount can increase for ten years after the GMWB Effective Date (or, if you purchased your Contract on or after January 12, 2007, for the life of the rider regardless of whether you take withdrawals). See definitions of "Lifetime Income Percentage" and "GMWB Base" below, to learn how your Guaranteed Lifetime Amount can increase."

   - In the subsection "WHAT IS THE GMWB BASE?," please delete the second paragraph in its entirety and replace with the following:

   "If you purchased your Contract before January 12, 2007, prior to your first withdrawal (for up to ten years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value ("MAV") Base. If you purchased your Contract on or after January 12, 2007, your GMWB Base will equal the greater of your GMWB MAV Base and your GMWB Roll-Up Base.

   Specifically:

   If you purchased your Contract prior to September 1, 2006...

       - Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

       - After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your account value, if higher, every third contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.




Code: 760935_61-1207
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   If you purchased your Contract on or after September 1, 2006 but prior to
   January 12, 2007...

       - Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

       - After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your account value, if higher, on each contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

   If you purchased your Contract on or after January 12, 2007...

       - Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider.

       - After your first withdrawal, on or after the GMWB Effective Date, the GMWB Base may only be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your account value, if higher."

   - In the subsection "WHEN AND HOW IS THE GMWB BASE CALCULATED-(2) PRIOR TO THE FIRST WITHDRAWAL" under the heading "FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT BEFORE JANUARY 12, 2007," please delete the first sentence in its entirety and replace it with the following:

     "Prior to the first withdrawal (until ten years after the GMWB Effective
     Date), the GMWB Base equals the GMWB MAV Base."

   - In the same subsection, under the heading "GMWB MAV BASE:" please add the following parenthetical to end of the subsection:

     "(if you purchased your Contract on or after January 12, 2007, there is no ten-year limitation)."


Please see Appendix L for further descriptions of the differences regarding GMWB Base calculations depending upon when you purchased the Contract.

                                   *   *   *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.



Code: 760935_61-1207